Income Tax - Schedule of provision for income tax (Detail) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax (benefit) expense
Federal						$ (9,106,000)	$ 45,874,000	$ 21,399,000
State						4,710,000	11,311,000	11,742,000
Foreign						13,422,000	12,231,000	12,140,000
Total current tax expense						9,026,000	69,416,000	45,281,000
Deferred tax (benefit) expense
Federal						(6,501,000)	(53,314,000)	(164,208,000)
State						868,000	(11,055,000)	(48,653,000)
Foreign						(8,724,000)	(3,694,000)	(754,000)
Income tax expense						(14,357,000)	(68,063,000)	(213,615,000)
Total (benefit from) provision for income taxes						$ (5,331,000)	$ 1,353,000	$ (168,334,000)
Predecessor Company
Current tax (benefit) expense
Federal				$ 730,672
Deferred tax (benefit) expense
Federal				58,712
Change in valuation allowance				(58,712)
Income tax expense				730,672
Total (benefit from) provision for income taxes	$ (3,269)	$ 345,918	$ 345,918	$ 730,672	$ 326,633